Consolidated Balance Sheets (FY) (Parenthetical) - $ / shares	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 11, 2017	Jul. 15, 2015
Preferred Stock (In USD Per Share)	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized (In Shares)	50,000,000	50,000,000	50,000,000
Preferred Stock, Shares Issued (In Shares)	0	0	0
Preferred Stock, Shares Outstanding (In Shares)	0	0	0
Common Stock ( In USD Per Share)		$ 0.001
Common Class C
Common Stock ( In USD Per Share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized (In Shares)	300,000,000	300,000,000	200,000,000
Common Stock, Shares, Issued (In Shares)	15,313,171	12,943,294	8,838,002
Common Stock, Shares, Outstanding (In Shares)	15,313,171	12,943,294	8,838,002
Common Class S
Common Stock ( In USD Per Share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized (In Shares)	100,000,000	100,000,000	100,000,000	100,000,000	10,000,000
Common Stock, Shares, Issued (In Shares)	166,448	17,594	3,032
Common Stock, Shares, Outstanding (In Shares)	166,448	17,594	3,032